Nuveen Minnesota Quality Municipal Income
Fund
Portfolio of Investments February 28, 2022
(Unaudited)
NMS
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 160.2% (100.0% of Total Investments)
MUNICIPAL BONDS - 160.2%  (100.0% of Total Investments)
Education and Civic Organizations - 32.4% (20.2% of Total Investments)
$ 50 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project, Series 2016A, 5.000%, 7/01/36
7/24 at 102.00 N/R $ 53,131
500 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A, 4.000%, 7/01/28
7/24 at 102.00 N/R 523,265
250 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.250%, 7/01/40
7/25 at 100.00 BB+ 270,165
570 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
8/22 at 102.00 BB+ 587,607
750 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.250%, 8/01/43
8/27 at 102.00 BB+ 827,018
100 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/47
7/26 at 100.00 N/R 102,375
2,200 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 BB 2,261,204
1,575 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 N/R 1,601,539
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Yinghua Academy Project, Series 2013A:
300 6.000%, 7/01/33 7/23 at 100.00 BB+ 312,840
1,425 6.000%, 7/01/43 7/23 at 100.00 BB+ 1,476,870
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Bethel University, Refunding Series 2017:
500 5.000%, 5/01/37 5/27 at 100.00 BB+ 542,060
2,000 5.000%, 5/01/47 5/27 at 100.00 BB+ 2,143,420
1,580 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017, 4.000%, 3/01/42
3/27 at 100.00 Aa2 1,729,579
Minnesota Higher Education Facilities Authority, Revenue
Bonds, College of Saint Scholastica, Inc., Refunding Series
2019:
500 4.000%, 12/01/34 12/29 at 100.00 Baa2 551,965
425 4.000%, 12/01/40 12/29 at 100.00 Baa2 464,249
305 Minnesota Higher Education Facilities Authority, Revenue Bonds, College
of St. Benedict, Series 2016-8K, 4.000%, 3/01/43
3/26 at 100.00 Baa1 321,921
600 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunding Series 2017, 4.000%, 3/01/48
3/27 at 100.00 Aa3 656,442
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Macalester College, Refunding Series 2021:
180 3.000%, 3/01/40 3/31 at 100.00 Aa3 185,130
165 3.000%, 3/01/43 3/31 at 100.00 Aa3 167,982
225 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 Baa1 257,555
350 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
John's University, Refunding Series 2021, 3.000%, 10/01/38
10/30 at 100.00 A2 359,513
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint Olaf College, Series 2021:
750 4.000%, 10/01/46 10/30 at 100.00 A1 836,925
1,100 4.000%, 10/01/50 10/30 at 100.00 A1 1,223,838
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2019:
750 5.000%, 10/01/33 10/29 at 100.00 A2 905,325
235 5.000%, 10/01/40 10/29 at 100.00 A2 281,396
705 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 BB- 721,257
450 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter
School Project, Series 2004A, 5.500%, 12/01/33
3/22 at 100.00 BBB- 451,120

Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NMS
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,250 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Series 2019, 4.000%, 12/01/49
12/29 at 100.00 BBB- $ 1,341,850
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities
Academy Project, Series 2015A:
360 5.300%, 7/01/45 7/25 at 100.00 BB 384,980
510 5.375%, 7/01/50 7/25 at 100.00 BB 545,751
1,680 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 BB 1,720,555
800 Saint Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2013A, 5.000%, 12/01/33
12/22 at 100.00 BB+ 813,624
390 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter
School Project, Series 2013A, 4.625%, 3/01/43
3/23 at 100.00 BB 393,307
1,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy
Project, Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 N/R 1,053,850
500 St. Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2018, 5.125%, 12/01/49
12/26 at 102.00 BB+ 545,650
1,000 University of Minnesota, General Obligation Bonds, Series 2020A, 5.000%,
11/01/42
11/30 at 100.00 Aa1 1,242,940
26,030 Total Education and Civic Organizations 27,858,198
Health Care - 37.6% (23.5% of Total Investments)
250 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/32
3/26 at 100.00 N/R 258,915
180 City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe
Regional Health Services Project, Series 2017, 5.000%, 4/01/41
4/27 at 100.00 BBB 197,624
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A:
700 5.000%, 2/15/43 2/28 at 100.00 A- 810,838
3,000 5.000%, 2/15/48 2/28 at 100.00 A- 3,451,440
2,750 5.000%, 2/15/53 2/28 at 100.00 A- 3,152,325
510 5.000%, 2/15/58 2/28 at 100.00 A- 583,700
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of
Duluth Obligated Group, Series 2021A:
200 4.000%, 6/15/33 6/31 at 100.00 BBB- 224,830
430 3.000%, 6/15/44 6/31 at 100.00 BBB- 417,319
Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013:
400 4.000%, 4/01/27 4/22 at 100.00 BBB 400,628
230 4.000%, 4/01/31 4/22 at 100.00 BBB 230,239
720 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 4.000%, 9/01/35
9/25 at 100.00 Baa1 765,267
Maple Grove, Minnesota, Health Care Facility Revenue
Bonds, North Memorial Health Care, Series 2017:
200 5.000%, 5/01/31 5/27 at 100.00 Baa1 230,040
165 5.000%, 5/01/32 5/27 at 100.00 Baa1 189,534
2,000 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2021, 4.000%, 11/15/40
11/31 at 100.00 N/R 2,291,880
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2015A:
265 4.000%, 11/15/40 11/25 at 100.00 A+ 283,526
1,000 5.000%, 11/15/44 11/25 at 100.00 A+ 1,105,770
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
1,500 4.000%, 11/15/48 11/28 at 100.00 A+ 1,637,835
1,500 5.000%, 11/15/49 11/28 at 100.00 A+ 1,749,960

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 710 Northern Itasca Hospital District, Minnesota, Health Facilities Gross
Revenue Bonds, Refunding Series 2013A, 4.400%, 12/01/33
3/22 at 100.00 N/R $ 635,088
Northern Itasca Hospital District, Minnesota, Health Facilities
Gross Revenue Bonds, Series 2013C:
240 4.500%, 12/01/25 3/22 at 100.00 N/R 234,627
190 4.750%, 12/01/27 3/22 at 100.00 N/R 183,249
160 5.000%, 12/01/28 3/22 at 100.00 N/R 155,077
310 5.400%, 12/01/33 3/22 at 100.00 N/R 303,654
915 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2018A, 4.000%, 11/15/48
5/28 at 100.00 AA 998,768
720 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 4.000%, 5/01/37
5/26 at 100.00 AA- 776,369
Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2019:
500 5.000%, 5/01/48 5/29 at 100.00 AA- 587,530
750 4.000%, 5/01/49 5/29 at 100.00 AA- 821,175
4,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Facility Revenue Bonds, HealthPartners Obligated Group, Refunding
Series 2015A, 4.000%, 7/01/35
7/25 at 100.00 A 4,247,880
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Revenue Bonds, Fairview Health
Services, Series 2017A:
245 4.000%, 11/15/36 11/27 at 100.00 A+ 269,005
240 4.000%, 11/15/37 11/27 at 100.00 A+ 263,378
2,170 4.000%, 11/15/43 11/27 at 100.00 A+ 2,374,067
1,000 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions
Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
3/22 at 100.00 N/R 1,001,860
Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series
2014:
765 4.000%, 9/01/31 9/24 at 100.00 A 806,876
630 5.000%, 9/01/34 9/24 at 100.00 A 680,608
29,545 Total Health Care 32,320,881
Housing/Multifamily - 1.9% (1.2% of Total Investments)
1,670 Coon Rapids, Minnesota, Multifamily Housing Revenue Bonds, Tralee
Terrace Apartments Project, Series 2010, 4.500%, 6/01/26
3/22 at 100.00 Aaa 1,673,507
Housing/Single Family - 0.6% (0.4% of Total Investments)
8 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single
Family Mortgage Revenue Bonds, City Living Series 2006A-4, 5.000%,
11/01/38, (AMT)
3/22 at 100.00 AA+ 7,796
55 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2013C, 3.900%, 7/01/43
1/23 at 100.00 AA+ 55,328
20 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2014C, 3.500%, 1/01/32
7/24 at 100.00 AA+ 20,359
455 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 1.700%, 1/01/31
1/30 at 100.00 AA+ 436,636
538 Total Housing/Single Family 520,119
Industrials - 5.5% (3.4% of Total Investments)
Minneapolis, Minnesota, Limited Tax Supported
Development Revenue Bonds,  Common Bond Fund
Series 2013-1:
1,400 4.500%, 6/01/33 6/22 at 100.00 A+ 1,411,368
600 4.750%, 6/01/39 6/22 at 100.00 A+ 605,016
2,650 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
10/22 at 100.00 BBB- 2,668,497
4,650 Total Industrials 4,684,881

Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NMS
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 11.8% (7.4% of Total Investments)
$ 805 Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The
Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49
11/24 at 100.00 N/R $ 830,913
380 Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden
Betty Ford Foundation Project, Series 2014, 4.000%, 11/01/39
11/24 at 100.00 Baa1 394,489
875 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2013, 5.200%, 3/01/43
3/22 at 100.00 N/R 855,321
Columbus, Minnesota, Senior Housing Revenue Bonds,
Richfield Senior Housing, Inc., Refunding Series 2015:
175 5.250%, 1/01/40 1/23 at 100.00 N/R 161,814
850 5.250%, 1/01/46 1/23 at 100.00 N/R 757,324
500 Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A, 5.000%, 8/01/51, 144A
8/22 at 100.00 N/R 503,025
1,350 Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus
Project, Refunding Series 2012, 4.750%, 11/15/28
11/22 at 100.00 N/R 1,343,777
750 Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Ecumen, Abiitan Mill City Project,  Series 2015, 5.250%, 11/01/45
5/23 at 100.00 N/R 755,325
500 Rochester, Minnesota, Health Care and Housing Revenue Bonds,
Samaritan Bethany, Inc. Project, Refunding Series 2017A, 5.000%,
8/01/48
8/25 at 100.00 N/R 510,665
215 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55
7/24 at 102.00 N/R 207,879
1,300 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49
6/26 at 100.00 N/R 1,310,803
500 Saint Paul Housing and Redevelopment Authority Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Homes Project,
Series 2013, 5.125%, 5/01/48
5/23 at 100.00 N/R 506,250
Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017:
500 4.125%, 9/01/34 9/24 at 100.00 N/R 512,100
350 4.125%, 9/01/35 9/24 at 100.00 N/R 358,218
585 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
1/23 at 100.00 N/R 577,489
500 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019, 5.000%, 8/01/49
8/24 at 102.00 N/R 524,725
10,135 Total Long-Term Care 10,110,117
Tax Obligation/General - 23.9% (14.9% of Total Investments)
1,000 Bloomington Independent School District 271, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance, Series
2017A, 4.000%, 2/01/40
2/27 at 100.00 AAA 1,080,890
Brainerd Independent School District 181, Crow Wing
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018D:
1,015 4.000%, 2/01/38 2/27 at 100.00 AAA 1,111,455
1,055 4.000%, 2/01/39 2/27 at 100.00 AAA 1,154,223
Brainerd Independent School District 181, Crow Wing
County, Minnesota, General Obligation Bonds, School
Building Series 2018A:
500 4.000%, 2/01/38 2/27 at 100.00 AAA 547,515
1,000 4.000%, 2/01/42 2/27 at 100.00 AAA 1,089,150
1,020 Brooklyn Center Independent School District 286, Minnesota, General
Obligation Bonds, Series 2018A, 4.000%, 2/01/43
2/27 at 100.00 Aa2 1,104,976
300 Circle Pines Independent School District 12, Centennial, Minnesota,
General Obligation Bonds, School Building Series 2015A, 0.000%,
2/01/35
2/25 at 67.23 AAA 193,524
1,000 Cloquet Independent School District 94, Carlton and Saint Louis Counties,
Minnesota, General Obligation Bonds, School Building Series 2015B,
4.000%, 2/01/36
2/25 at 100.00 Aa2 1,066,760

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 540 Duluth Independent School District 709, Saint Louis County, Minnesota,
General Obligation Bonds, Capital Appreciation Series 2021C, 0.000%,
2/01/33
2/28 at 89.86 Aa2 $ 402,511
500 Forest Lake, Washington County, Minnesota, General Obligation Bonds,
Series 2019A, 4.000%, 2/01/32
2/29 at 100.00 AA+ 569,705
2,000 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 AAA 2,171,480
345 Lake Crystal, Minnesota, General Obligation Bonds, Series 2019A,
3.000%, 12/15/33
12/27 at 100.00 AA 365,886
500 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Long-Term Facilities Maintenance Series
2017B, 4.000%, 2/01/36
2/28 at 100.00 AAA 564,430
1,345 Minneapolis, Minnesota, General Obligation Bonds, Improvement &
Various Purpose Series 2018, 4.000%, 12/01/40
12/26 at 100.00 AAA 1,480,173
600 Moorhead Independent School District 152, Clay County, Minnesota,
General Obligation Bonds, School Building Series 2020A, 3.000%,
2/01/43
2/28 at 100.00 Aa2 615,666
1,000 Richfield Independent School District 280, Hennepin County, Minnesota,
General Obligation Bonds, School Buildings Series 2018A, 4.000%,
2/01/40
2/27 at 100.00 AAA 1,081,370
1,000 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, Series 1994, 4.000%, 2/01/37
2/27 at 100.00 Aa2 1,082,340
1,000 Saint James Independent School District 840, Minnesota, General
Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45
2/26 at 100.00 AAA 1,072,040
1,000 Sartell Independent School District 748, Stearns County, Minnesota,
General Obligation Bonds, School Building Capital Appreciation Series
2016B, 0.000%, 2/01/39
2/25 at 62.98 Aa2 578,550
1,500 Sibley East Independent School District 2310, Sibley, Minnesota, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40
2/25 at 100.00 Aa2 1,585,635
500 West Saint Paul-Mendota Heights-Eagan Independent School District 197,
Dakota County, Minnesota, General Obligation Bonds, School Building
Series 2018A, 4.000%, 2/01/39
2/27 at 100.00 AAA 552,705
1,000 White Bear Lake Independent School District 624, Ramsey County,
Minnesota, General Obligation Bonds, School Building Series 2020A,
3.000%, 2/01/42
2/28 at 100.00 AAA 1,030,660
19,720 Total Tax Obligation/General 20,501,644
Tax Obligation/Limited - 16.1% (10.0% of Total Investments)
150 Alexandria Independent School District 206, Douglas County, Minnesota,
General Obligation Bonds, Series 2021A, 3.000%, 2/01/35
2/29 at 100.00 A2 154,566
1,000 Anoka-Hennepin Independent School District 11, Minnesota, Certificates
of ParticIpation, Series 2015A, 4.000%, 2/01/41
2/23 at 100.00 A+ 1,021,620
Chaska Independent School District 112, Carver County,
Minnesota, Certificates of Participation, Series 2021A:
345 3.000%, 2/01/34 2/30 at 100.00 Aa3 362,077
200 3.000%, 2/01/36 2/30 at 100.00 Aa3 208,598
425 3.000%, 2/01/38 2/30 at 100.00 Aa3 441,605
125 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park
Project, Refunding Series 2015, 4.000%, 3/01/30
3/23 at 100.00 N/R 126,294
500 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Ivy Tower Project,
Series 2015, 5.000%, 3/01/29
3/24 at 100.00 N/R 515,740
375 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2016C, 4.000%, 8/01/35
8/25 at 100.00 AA+ 401,805
200 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A, 4.000%, 8/01/35
8/27 at 100.00 AA+ 220,422
500 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/39
8/28 at 100.00 AA+ 558,020
465 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021A, 3.000%, 8/01/41
8/31 at 100.00 N/R 482,717
1,065 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B, 3.000%, 8/01/43
8/31 at 100.00 N/R 1,100,209
2,230 Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State
Appropriation Series 2011, 5.000%, 8/01/31
3/22 at 100.00 AA+ 2,238,050

Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NMS
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Participation, Series 2015A, 3.750%, 2/01/36
2/25 at 100.00 A1 $ 1,037,470
750 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Participation, Series 2015B, 4.000%, 2/01/42
2/25 at 100.00 A1 778,545
Saint Cloud Independent School District 742, Stearns
County, Minnesota, Certificates of Participation, Saint
Cloud Area Public Schools, Series 2017A:
145 5.000%, 2/01/32 2/25 at 100.00 A1 158,313
500 4.000%, 2/01/38 2/25 at 100.00 A1 517,040
Saint Paul Housing and Redevelopment Authority,
Minnesota, Multifamily Housing Revenue Bonds, 2700
University at Westgate Station, Series 2015B:
455 4.875%, 4/01/30 4/23 at 100.00 N/R 459,008
895 5.250%, 4/01/43 4/23 at 100.00 N/R 898,965
1,150 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2019B, 4.000%, 2/01/31
2/29 at 100.00 AAA 1,313,783
800 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 3.750%,
11/01/33
11/24 at 100.00 A+ 827,296
13,275 Total Tax Obligation/Limited 13,822,143
Transportation - 6.1% (3.8% of Total Investments)
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019A:
500 5.000%, 1/01/44 7/29 at 100.00 A+ 587,050
480 5.000%, 1/01/49 7/29 at 100.00 A+ 560,179
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019B:
1,250 5.000%, 1/01/44, (AMT) 7/29 at 100.00 A+ 1,450,300
750 5.000%, 1/01/49, (AMT) 7/29 at 100.00 A+ 866,580
1,600 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/46
1/27 at 100.00 AA- 1,820,624
4,580 Total Transportation 5,284,733
U.S. Guaranteed - 9.3% (5.8% of Total Investments) (4)
Hermantown Independent School District 700, Minnesota,
General Obligation Bonds, School Building Series 2015A:
940 0.000%, 2/01/37, (Pre-refunded 2/01/24) 2/24 at 56.07 Aa2 513,879
1,075 0.000%, 2/01/38, (Pre-refunded 2/01/24) 2/24 at 53.49 Aa2 560,570
1,500 Mankato Independent School District 77, Nicollet and Le Sueur Counties,
Minnesota, General Obligation Bonds, School Building Series 2014A,
4.000%, 2/01/30, (Pre-refunded 2/01/24)
2/24 at 100.00 AAA 1,578,345
295 Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck,
Saint Mary's School Project, Series 2015, 5.000%, 8/01/22, (ETM), 144A
No Opt. Call BB 300,339
580 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/44, (Pre-
refunded 11/15/25)
11/25 at 100.00 N/R 654,919
1,970 Wayzata Independent School District 284, Hennepin County, Minnesota,
General Obligation Bonds, School Building Series 2014A, 3.500%,
2/01/31, (Pre-refunded 2/01/23)
2/23 at 100.00 AAA 2,017,122
Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Series 2014A:
1,000 4.000%, 1/01/40, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa3 1,051,360
1,200 5.000%, 1/01/46, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa3 1,283,304
8,560 Total U.S. Guaranteed 7,959,838

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 15.0% (9.4% of Total Investments)
$ 100 Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings
- Southeast Twin Cities Transmission Project, Refunding Series 2021,
4.000%, 1/01/42 - AGM Insured
1/30 at 100.00 N/R $ 112,194
415 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 459,094
30 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 35,062
500 Luverne, Minnesota, Electric Revenue Bonds, Series 2022A, 3.000%,
12/01/47 - AGM Insured
12/28 at 100.00 N/R 506,770
500 Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014A, 4.000%, 10/01/33
10/24 at 100.00 A1 530,075
965 Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016,
5.000%, 10/01/35
10/26 at 100.00 A1 1,104,626
1,200 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 AA 1,355,136
500 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-3, 4.000%, 10/01/42
10/27 at 100.00 A- 534,420
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 1994A:
1,100 0.000%, 1/01/23 - NPFG Insured No Opt. Call A+ 1,090,474
3,070 0.000%, 1/01/24 - NPFG Insured No Opt. Call A+ 2,991,193
100 0.000%, 1/01/26 - NPFG Insured No Opt. Call A+ 93,513
3,500 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2018A, 5.000%, 1/01/49
7/28 at 100.00 Aa3 4,114,005
11,980 Total Utilities 12,926,562
$ 130,683 Total Long-Term Investments (cost $131,828,494) 137,662,623
Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs - (61.4)% (5) (52,764,810)
Other Assets Less Liabilities - 1.2% 1,023,042
Net Assets Applicable to Common Shares - 100% $ 85,920,855
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 137,662,623 $ – $ 137,662,623
Total
$ – $ 137,662,623 $ – $ 137,662,623

Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NMS
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 38.3%
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity